Summary Of Significant Accounting Policies (Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) segment	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Summary Of Significant Accounting Policies [Abstract]
Intangible assets impairment charges	$ 0.0	$ 0.0	$ 0.0
Goodwill impairment loss	$ 0.0	$ 0.0	$ 0.0
Number of reportable segments | segment	1